Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Professional fees	$ 1,478,362	$ 65,565
Management fees	300,000
Travel expenses	72,552	39,758
Administrative expenses	46,674	8,475
Software subscription	14,152	18,914
License rental		13,634
Other expenses	8,969	9,693
Total	$ 1,920,709	$ 156,039